Significant Accounting Policies (Schedule Of Estimated Useful Lives Of Property, Plant And Equipment) (Details)	12 Months Ended
Dec. 31, 2011 years
Buildings [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives, maximum	40
Estimated useful lives, minimum	15
Plant And Equipment [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives, maximum	10
Estimated useful lives, minimum	3
Leasehold Improvements [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives	Shorter of expected useful life or lease term